Derivative Financial Instruments (Summary of Gains and Losses Information Related to Fair Value Hedges) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (23,832)
Gains (losses) recorded in income- Hedged items	19,631
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(4,201)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(23,832)
Gains (losses) recorded in income- Hedged items	19,631
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (4,201)